Borrowings - Summary of Movements in the Company's Borrowings With the Rabobank (Detail) - EUR (€) € in Thousands		12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Borrowings [abstract]
Borrowings		€ 486
Borrowings		486	€ 486		€ 486
Repayments	€ (486)	€ (486)	(167)	€ (166)
Short term borrowings					167
Borrowings			€ 486
Long term borrowings					€ 319